Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year ended December 31,
	2022	2023	2024
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(17.2)%	(28.9)%	(10.2)%
Permanent book — tax difference	4.1%	29.0%	5.9%
Difference in EIT rates of certain subsidiaries	(12.0)%	(26.2)%	(21.2)%
Total	(0.1)%	(1.1)%	(0.5)%

Schedule of Loss Before Income Tax Expenses (Benefit) for Domestic and Foreign

The loss before income tax benefit for domestic and foreign components’ are as follows:

	Year ended December 31,
	2022	2023	2024
Domestic	316,425	(49,736)	(52,844)
Foreign	597,974	237,075	221,261
Total	914,399	187,339	168,417

Schedule of Current and Deferred Portions of Income Tax Expense (Benefit)

The current and deferred portions of income tax benefit included in the consolidated statements of comprehensive loss are as follows:

	Year ended December 31,
	2022	2023	2024
Current income tax expense	1,355	377	1,515
Deferred income tax benefit	(2,403)	(2,403)	(2,403)
Income tax benefit	(1,048)	(2,026)	(888)

Schedule of Significant Components of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of
	December 31, 2023	December 31, 2024
Deductible temporary difference to accruals and others	518,990	211,338
Tax losses carried forward	913,576	647,240
Less: Valuation allowance	(1,432,566)	(858,578)
Total of deferred tax assets	-	-

Taxable temporary difference related to acquired right to operate an online audio/video content platform	11,616	9,212
Total of deferred tax liabilities	11,616	9,212

Schedule of Movement of Valuation Allowance

Movement of valuation allowance is as follows:

	Year ended December 31,
	2022	2023	2024
Beginning balance	1,309,962	1,500,920	1,432,566
Current year additions	287,018	59,096	63,496
Current year reversals	(96,060)	(127,450)	(637,484)
Ending balance	1,500,920	1,432,566	858,578